Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Balance, beginning of year	$ (20,505.6)		$ (62,608.4)	$ (54,679.8)
Exchange differences arising on translation of foreign operations	(14,255.6)		51,009.7	(6,181.7)
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2
Equity instruments	1,953.0		(263.3)	1,898.2
Debt instruments	3,639.8		(10,513.7)	(3,339.9)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(151.9)		(303.3)	(187.7)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	473.9		410.1	(93.2)
Loss allowance adjustments from debt instruments	9.5		0.9	1.3
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(34.8)		1,329.2	90.2
Transferred to initial carrying amount of hedged items	(45.2)		(52.9)	48.5
Issuance of shares	(586.0)		(451.9)
Share-based payment expenses recognized	477.7		266.7
Share of other comprehensive income (loss) of associates	92.7		665.3	(104.7)
Income tax effect			6.0	(59.6)
Balance, end of year	(28,314.3)	$ (924.7)	(20,505.6)	(62,608.4)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(11,743.3)		(63,303.3)	(57,001.6)
Exchange differences arising on translation of foreign operations	(14,255.6)		51,009.7	(6,181.7)
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	63.9		550.3	(120.0)
Income tax effect			0.0	0.0
Balance, end of year	(25,316.8)		(11,743.3)	(63,303.3)
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	(185.2)		0.0	0.0
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of shares	(586.0)		(451.9)
Share-based payment expenses recognized	477.7		266.7
Share of other comprehensive income (loss) of associates	0.0		0.0	0.0
Income tax effect				0.0
Balance, end of year	(293.5)		(185.2)	0.0
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	(10,056.4)		574.3	2,321.8
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0
Equity instruments	1,953.0		(263.3)	1,898.2
Debt instruments	3,639.8		(10,513.7)	(3,339.9)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(151.9)		(303.3)	(187.7)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	473.9		410.1	(93.2)
Loss allowance adjustments from debt instruments	9.5		0.9	1.3
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	32.2		38.6	30.0
Income tax effect			0.0	(56.2)
Balance, end of year	(4,099.9)		(10,056.4)	574.3
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year	1,479.3		120.6	0.0
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(34.8)		1,329.2	90.2
Transferred to initial carrying amount of hedged items	(45.2)		(52.9)	48.5
Share of other comprehensive income (loss) of associates	(3.4)		76.4	(14.7)
Income tax effect			6.0	(3.4)
Balance, end of year	$ 1,395.9		$ 1,479.3	$ 120.6